Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Intangible Assets, Net

Goodwill and intangible assets, net consists of the following:

	As of December 31, 2017	As of December 31, 2016
Goodwill (1)	38,733	38,894
Intangible assets with indefinite lives
Brands and domains	13,882	13,882
Amortizable Intangible assets
Internal-use software and site internally developed	47,980	35,217

Total intangible assets	61,862	49,099

Accumulated amortization (2)	(26,438)	(17,687)

Total intangible assets, net	$35,424	$31,412

(1)	Following is the breakdown of Goodwill per reporting unit as of December 31, 2017 and 2016:

	Balance of beginning of period	Other comprehensive Income / (Loss)	Balance at end of period
2017
Argentina	2,187	(321)	1,866
Brazil	12,959	(193)	12,766
Mexico	6,909	353	7,262
Uruguay	16,839	—	16,839

Total	38,894	(161)	38,733
2016
Argentina	2,665	(478)	2,187
Brazil	10,816	2,143	12,959
Mexico	8,234	(1,325)	6,909
Uruguay	16,839	—	16,839

Total	38,554	340	38,894

Goodwill is fully attributable to the Air operating segment.

(2)	Total amortization expense for the years 2017 and 2016 is $ 8,751 and $ 7,835, respectively. The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2017, assuming no subsequent impairment of the underlying assets, is as follows:

2018	5,986
2019	5,986
2020	5,986
2021	717
2022 and beyond	2,867

Total	21,542